Financial instruments - fair values and risk management - Financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial instruments - fair values and risk management
Financial liabilities	$ 29,134	$ 31,708	$ 28,507
Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	28,253	30,521	26,573
Financial liabilities not measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	28,253	30,521	26,573
Financial liabilities not measured at fair value | Trade and other payables
Financial instruments - fair values and risk management
Financial liabilities	28,253	30,521	26,573
Financial liabilities measured at fair value
Financial instruments - fair values and risk management
Financial liabilities	30,745	41,087	22,029
Financial liabilities measured at fair value | Put option liability
Financial instruments - fair values and risk management
Financial liabilities	28,245	27,475
Financial liabilities measured at fair value | Other non-current liabilities
Financial instruments - fair values and risk management
Financial liabilities		577
Financial liabilities measured at fair value | Share warrant obligation
Financial instruments - fair values and risk management
Financial liabilities	$ 2,430	$ 13,035	$ 22,029